Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A. The investments in joint ventures and associates as of December 31, 2021 and 2020 were as follows:

	Percentage of investment	December 31,
		2021		2020
Deer Park Refining Limited	49.995%	Ps.	6,703,324	Ps.	9,635,176
Sierrita Gas Pipeline LLC	35.00%		1,187,170		1,232,464
Frontera Brownsville, LLC.	50.00%		456,503		479,520
Texas Frontera, LLC.	50.00%		195,814		197,708
CH 4 Energía, S. A. de C.V.	50.00%		174,321		141,339
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		110,344		208,152
Other-net	Various		130,800		120,770
Total			8,958,276		12,015,129
(Impairment) in joint venture Deer Park Refining Limited (1)			(6,703,324)		—

		Ps.	2,254,952	Ps.	12,015,129

(1)	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B).

Schedule (Loss) profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2021		2020		2019
Deer Park Refining Limited	Ps.	(3,374,314)	Ps.	(4,056,037)	Ps.	(1,438,308)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		(97,809)		42,782		46,893
Sierrita Gas Pipeline LLC		200,260		182,805		118,959
Frontera Brownsville, LLC.		34,670		55,738		47,719
CH4 Energía S.A. de C.V.		32,983		21,224		36,864
Texas Frontera, LLC.		20,892		34,486		47,585
Ductos el Peninsular, S. A. P. I. de C. V.		(100)		(1,097)		(17,605)
Other, net		95,311		179,566		—

(Loss) profit sharing in joint ventures and associates, net	Ps.	(3,088,107)	Ps.	(3,540,533)	Ps.	(1,157,893)

In addition, as of December 31, 2021, PEMEX recognized an impairment in Deer Park of Ps. (6,703,324).

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019:

i.	Joint venture

Condensed statements of financial position
Deer Park Refining Limited
	December 31,
	2021		2020
Cash and cash equivalents	Ps.	16,961	Ps.	29,504
Other current assets		2,747,712		294,742

Current assets		2,764,673		324,246
Non-current assets		43,991,962		43,348,665
Total assets		46,756,635		43,672,911

Current financial liabilities		20,056,315		11,617,624
Other current liabilities		1,040,825		523,354

Current liabilities		21,097,140		12,140,978
Non-current financial liabilities		11,000,707		11,158,305
Other liabilities		1,250,799		1,101,348

Non-current liabilities		12,251,506		12,259,653

Total liabilities		33,348,646		24,400,631
Total equity		13,407,989		19,272,280

Total liabilities and equity	Ps.	46,756,635	Ps.	43,672,911

Condensed statements of comprehensive income
Deer Park Refining Limited
	December 31,
	2021 (1)	2020 (2)	2019 (3)
Sales and other income	Ps. 10,706,417	Ps. 8,114,474	Ps. 13,560,847
Costs and expenses	12,539,324	10,770,248	11,775,836
Depreciation and amortization	4,223,056	4,776,575	4,088,972
Interest paid	684,673	674,504	565,392
Income tax	8,660	6,028	7,551

Net result	Ps. (6,749,296)	Ps. (8,112,881)	Ps. (2,876,904)

(1)
The net loss was due unexpected repairs in the main distillation and coking unit of the refinery and heavy snowfalls in the Texas area, which caused a decrease in the processing of crude oil in refined products.

(2)	The net loss in 2020, was the result of the economic slowdown and the decline in consumption of refined products caused by COVID-19.
(3)	2019 net loss was due to the major maintenance of the R efinery that produced a decrease in the processing of crude oil in refined products.
ii.	Associates

Condensed statements of financial position
Sierrita Gas Pipeline, LLC
	December 31,
	2021	2020
Current assets	Ps.134,266	Ps.186,919
Non-current assets	3,354,987	3,417,052

Total assets	3,489,253	3,603,971

Current liabilities	97,339	82,647

Total liabilities	97,339	82,647
Total equity	3,391,914	3,521,324

Total liabilities and equity	Ps. 3,489,253	Ps. 3,603,971

Condensed statements of comprehensive income
Sierrita Gas Pipeline, LLC
	December 31,
	2021		2020		2019
Sales and other income	Ps.	957,549	Ps.	942,024	Ps.	669,579
Costs and expenses		385,376		419,729		329,695

Net result	Ps.	572,173	Ps.	522,295	Ps.	339,884